INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
Summary of Intangible assets

	As of December 31,
	2019	2020
	RMB	RMB
Gross carrying amount
Trade names	43,878	47,068
Brand	5,920	4,534
Student populations	39,817	39,817
Software	37,024	31,371
Others	16,203	12,206
	142,842	134,996
Less: accumulated amortization
Trade names	—	—
Brand	—	—
Student populations	(39,288)	(39,711)
Software	(34,945)	(29,206)
Others	(12,002)	(11,271)
	(86,235)	(80,188)
Intangible assets, net
Trade names	43,878	47,068
Brand	5,920	4,534
Student populations	529	106
Software	2,079	2,165
Others	4,201	935
	56,607	54,808

Schedule of estimated amortization expenses of intangible assets for future annual periods

Amount
RMB

2021	1,181
2022	382
2023	351
2024	329
2025	329
Thereafter	634
Total	3,206